2. INVENTORIES (Sept 2019 Note)	3 Months Ended
Sep. 30, 2019
Inventory Disclosure [Abstract]
INVENTORIES

2.	INVENTORIES

Inventories are stated at the lower of cost (first-in, first-out) or market and consisted of the following:

	September 30, 2019	June 30, 2019
Raw Materials	$693,257	$578,856
Work-In-Progress	588,439	409,019
Finished Goods	790,156	746,729
Total Inventories	$2,071,852	$1,734,604